FINANCIAL RISK MANAGEMENT - Change in prevailing commodity prices (Details) - Commodity price risk [member] $ in Thousands	Dec. 31, 2021 USD ($)
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Change in net income	$ 569
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Change in net income	$ 850
Lead [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Change in net income	$ 68
Zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Change in net income	$ 135